Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2013
Weighted-average number of shares

	As of March 31,
	2011	2012	2013
Weighted average number of equity shares used in computing basic earnings per equity share	2,309,042,936	2,336,704,062	2,360,974,835
Effect of potential equity shares for stock options outstanding	32,879,357	20,643,197	25,132,636

Weighted average number of equity shares used in computing diluted earnings per equity share	2,341,922,293	2,357,347,259	2,386,107,471

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2011		2012		2013		2013
Basic earnings per share	Rs.	17.84	Rs.	21.30	Rs.	26.18	US$	0.48
Effect of potential equity shares for stock options outstanding		0.25		0.18		0.27		0.01

Diluted earnings per share	Rs.	17.59	Rs.	21.12	Rs.	25.91	US$	0.47

Basic earnings per ADS	Rs.	53.52	Rs.	63.90	Rs.	78.54	US$	1.44
Effect of potential equity shares for stock options outstanding		0.75		0.54		0.81		0.03

Diluted earnings per ADS	Rs.	52.77	Rs.	63.36	Rs.	77.73	US$	1.41